11008585

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
NOV 30 2011
Washington, DC 20549

CERT NAS
File No. 001-32686

By Electronic Mail

November 30, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on November 30, 2011 The Nasdaq Stock Market (the "Exchange") received from VIACOM INC. (the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following securities:

Class A Common Stock, par value $0.001 per share
Class B Common Stock, par value $0.001 per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery